Other reserves (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Other reserves	£ 53	£ 861	[1]
Currency translation reserve
Disclosure of reserves within equity [line items]
Other reserves	4,589	2,581
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Other reserves	(917)	(118)
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Other reserves	(3,492)	(618)
Own credit reserve
Disclosure of reserves within equity [line items]
Other reserves	(103)	(960)
Other reserves
Disclosure of reserves within equity [line items]
Other reserves	£ (24)	£ (24)

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.